Property, Plant and Equipment	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Property, Plant and Equipment
5.	Property, plant and equipment

	Drilling		Computer	Machinery and	Leasehold	Heap leach	Construction-
	equipment	Automotive	Equipment	equipment	improvements	pads	in-progress *	Total
Cost
As at September 1, 2017	$444,825	$135,458	$63,095	$1,552,941	$96,113	$1,431,816	$1,316,857	$5,041,105
Additions	-	-	3,731	-	-	-	3,345	7,076
Disposals	(462,455)	(125,595)	(3,484)	(310,725)	-	-	-	(902,259)
Foreign exchange	17,630	4,920	2,628	58,505	3,719	59,035	61,767	208,204
As at August 31, 2018	$-	$14,783	$65,970	$1,300,721	$99,832	$1,490,851	$1,381,969	$4,354,126
Additions	-	-	4,950	-	21,147	-	-	26,097
Disposals	-	-	(7,142)	-	-	-	-	(7,142)
Foreign exchange	-	319	1,676	28,457	3,079	32,528	36,732	102,791
As at August 31, 2019	$-	$15,102	$65,454	$1,329,178	$124,058	$1,523,379	$1,418,701	$4,475,872
Accumulated depreciation
As at September 1, 2017	$287,300	$128,569	$43,830	$1,278,884	$70,300	$721,525	$-	$2,530,408
Depreciation expense	10,502	54	5,757	60,573	5,629	304,330	-	386,845
Disposals	(308,660)	(118,667)	(2,710)	(245,340)	-	-	-	(675,377)
Foreign exchange	10,858	4,596	2,034	49,114	2,830	42,839	-	112,271
As at August 31, 2018	$-	$14,552	$48,911	$1,143,231	$78,759	$1,068,694	$-	$2,354,147
Depreciation expense	-	12	7,191	36,718	4,956	304,238	-	353,115
Disposals	-	-	(5,214)	-	-	-	-	(5,214)
Foreign exchange	-	312	1,394	25,817	1,867	33,859	-	63,249
As at August 31, 2019	$-	$14,876	$52,282	$1,205,766	$85,582	$1,406,791	$-	$2,765,297
Net book value
As at August 31, 2017	$157,525	$6,889	$19,265	$274,057	$25,813	$710,291	$1,316,857	$2,510,697
As at August 31, 2018	$-	$231	$17,059	$157,490	$21,073	$422,157	$1,381,969	$1,999,979
As at August 31, 2019	$-	$226	$13,172	$123,412	$38,476	$116,588	$1,418,701	$1,710,575

*	Construction in progress represents construction of the Company’s processing plant.

Sale-leaseback transaction:

During the year ended August 31, 2015, the Company sold automotive and mining equipment for proceeds of $577,505 to various officers and directors. Pursuant to the agreements, the Company entered into 1-year lease agreements on the automotive and mining equipment with effective dates in May 2015. Per the terms of the leases, the Company agrees to purchase back the automotive and mining equipment at the end of the lease periods for a lump sum payment of USD$74,848. The Company has classified and is accounting for the leases as finance leases. The initial base payments vary between the agreements and range between $3,500 and $8,000 payable monthly. The effective interest rate on the finance lease obligations outstanding is between 20% and 30%. The gain on sale of $250,108 was deferred and is being recognized on a straight-line basis over the lease term as a reduction in amortization expense. The total deferred gain has been presented as a reduction of the finance asset. Under the lease, the Company is responsible for the costs of utilities, insurance, taxes and maintenance expenses.

Outstanding balance:

As at August 31, 2019, the remaining balance outstanding under finance lease obligations after the settlements described above is $78,784 (August 31, 2018 - $67,819) and is repayable within 1 year, as such, the finance lease obligation is classified as a current liability.

Interest expense for the year ended August 31, 2019 related to the leases amounted to $10,248 (2018 - $10,034, 2017 - $24,362), and is recorded in the statement of comprehensive loss.